UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2010

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW April 10, 2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   73
Form 13F
Information Table Value Total: 645,119 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE




Adobe Systems Inc	COM	00724F101	 1,210 		45790	SH		SOLE	01	45,790
Alexandria Real Estate 	COM	015271109	 12,319 	194391	SH		SOLE	01	194,391
America Movil SAB de CV ADR	02364W105	 1,547 		32558	SH		SOLE	01	32,558
Analog Devices Inc	COM	032654105	 1,114 		40000	SH		SOLE	01	40,000
Apple Inc		COM	037833100	 440 		1748	SH		SOLE	01	1,748
Bank of America Corp	COM	060505104	 1,537 		106976	SH		SOLE	01	106,976
Bank of Montreal	COM	063671101	 101 		1750	SH		SOLE	01	1,750
Best Buy Co Inc		COM	086516101	 146 		4300	SH		SOLE	01	4,300
Boeing Co/The		COM	097023105	 1,192 		19000	SH		SOLE	01	19,000
Boston Properties Inc	COM	101121101	 4,972 		69695	SH		SOLE	01	69,695
Capital One Financial	COM	14040H105	 1,269 		31500	SH		SOLE	01	31,500
Caterpillar Inc		COM	149123101	 1,710 		28474	SH		SOLE	01	28,474
CBL & Associates 	COM	124830100	 21,306 	1712710	SH		SOLE	01	1,712,710
Chatham Lodging Trust	COM	16208T102	 9,264 		518400	SH		SOLE	01	518,400
Check Point Software	COM	M22465104	 1,337 		45350	SH		SOLE	01	45,350
Coca-Cola FemsSPONSORED ADR	191241108	 1,527 		24400	SH		SOLE	01	24,400
Costco Wholesale Corp	COM	22160K105	 1,097 		20000	SH		SOLE	01	20,000
Digital Realty Tru	COM	253868103	 51,091 	885769	SH		SOLE	01	885,769
Douglas Emmett Inc	COM	25960P109	 23,460 	1649757	SH		SOLE	01	1,649,757
DuPont Fabros Techn	COM	26613Q106	 48,121 	1959335	SH		SOLE	01	1,959,335
Ensco PLC		ADR	29358Q109	 1,575 		40097	SH		SOLE	01	40,097
Equity Lifestyle Prop	COM	29472R108	 535 		11087	SH		SOLE	01	11,087
Esterline Technologies	COM	297425100	 1,518 		32000	SH		SOLE	01	32,000
Extra Space Storage Inc	COM	30225T102	 9,595 		690266	SH		SOLE	01	690,266
Exxon Mobil Corp	COM	30231G102	 1,070 		18755	SH		SOLE	01	18,755
Federal Realty Investm	COM	313747206	 762 		10851	SH		SOLE	01	10,851
First Commonwealth Fin	COM	319829107	 53 		10000	SH		SOLE	01	10,000
Flowserve Corp		COM	34354P105	 1,230 		14500	SH		SOLE	01	14,500
Forest Oil Corp		COM	346091705	 1,154 		42174	SH		SOLE	01	42,174
Formfactor Inc		COM	346375108	 1,428 		132249	SH		SOLE	01	132,249
General Electric Co	COM	369604103	 1,678 		116400	SH		SOLE	01	116,400
Goldcorp Inc		COM	380956409	 1,165 		25000	SH		SOLE	01	25,000
Grupo Aeroportuario del ADR	40051E202	 233 		5125	SH		SOLE	01	5,125
Harley-Davidson Inc	COM	412822108	 78 		3530	SH		SOLE	01	3,530
HCP Inc			COM	40414L109	 34,655 	1074576	SH		SOLE	01	1,074,576
Health Care REIT Inc	COM	42217K106	 6,108 		145007	SH		SOLE	01	145,007
Home Properties Inc	COM	437306103	 40,687 	902759	SH		SOLE	01	902,759
Hospira Inc		COM	441060100	 2,011 		35000	SH		SOLE	01	35,000
Host Hotels & Resorts	COM	44107P104	 47,562 	3528303	SH		SOLE	01	3,528,303
Imax Corp		COM	45245E109	 1,613 		104777	SH		SOLE	01	104,777
Infosys Technologies	ADR	456788108	 1,198 		20000	SH		SOLE	01	20,000
Intel Corp		COM	458140100	 195 		10000	SH		SOLE	01	10,000
International Business	COM	459200101	 1,681 		13610	SH		SOLE	01	13,610
JB Hunt Transport Ser	COM	445658107	 173 		5300	SH		SOLE	01	5,300
Joy Global Inc		COM	481165108	 1,512 		30187	SH		SOLE	01	30,187
Kansas City Southern	COM	485170302	 1,155 		31768	SH		SOLE	01	31,768
Kimco Realty Corp	COM	49446R109	 45,292 	3369964	SH		SOLE	01	3,369,964
LaSalle Hotel PropertiesCOM	517942108	 36,904 	1794082	SH		SOLE	01	1,794,082
LKQ Corp		COM	501889208	 964 		50000	SH		SOLE	01	50,000
Macerich Co/The		COM	554382101	 815 		21829	SH		SOLE	01	21,829
Monsanto Co		COM	61166W101	 932 		20160	SH		SOLE	01	20,160
Nalco Holding Co	COM	62985Q101	 1,023 		50000	SH		SOLE	01	50,000
NetApp Inc		COM	64110D104	 1,567 		42000	SH		SOLE	01	42,000
NII Holdings Inc	COM	62913F201	 1,045 		32135	SH		SOLE	01	32,135
Novellus Systems Inc	COM	670008101	 2,268 		89441	SH		SOLE	01	89,441
Nu Skin Enterprises Inc	COM	67018T105	 1,346 		54000	SH		SOLE	01	54,000
Omnivision Technologies COM	682128103	 328 		15276	SH		SOLE	01	15,276
Petroleo Brasileiro SA	ADR	71654V408	 1,572 		45800	SH		SOLE	01	45,800
Philip Morris Internat	COM	718172109	 1,421 		31000	SH		SOLE	01	31,000
Public Storage		COM	74460D109	 28,391 	322952	SH		SOLE	01	322,952
Regency Centers Corp	COM	758849103	 973 		28275	SH		SOLE	01	28,275
Silver Wheaton Corp	COM	828336107	 369 		17300	SH		SOLE	01	17,300
Simon Property Group 	COM	828806109	 103,192 	1277920	SH		SOLE	01	1,277,920
Skechers U.S.A. Inc	COM	830566105	 1,543 		42252	SH		SOLE	01	42,252
Tanger Factory Outlet	COM	875465106	 8,993 		217316	SH		SOLE	01	217,316
Tata Motors Ltd	SPONSORED ADR	876568502	 1,401 		81500	SH		SOLE	01	81,500
Taubman Centers Inc	COM	876664103	 20,204 	536907	SH		SOLE	01	536,907
Terex Corp		COM	880779103	 1,268 		67665	SH		SOLE	01	67,665
UDR Inc			COM	902653104	 16,314 	852822	SH		SOLE	01	852,822
Urban Outfitters Inc	COM	917047102	 1,353 		39340	SH		SOLE	01	39,340
U-Store-It Trust	COM	91274F104	 10,244 	1373198	SH		SOLE	01	1,373,198
Vale SA			ADR	91912E105	 1,775 		72879	SH		SOLE	01	72879
Vornado Realty Trust	COM	929042109	 8,240 		112952	SH		SOLE	01	112952